Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Net Loss Per Share
Net Loss Per Share

Note 10 - Net Loss Per Share

Basic net loss per share is calculated by dividing net loss available to common stockholders adjusted for preferred stock discount accretion and dividends accrued on preferred stock by the weighted-average number of common shares outstanding during the period excluding the effects of any potentially dilutive securities. Diluted net loss per share is computed similar to basic loss per share, except that the denominator is increased to include the number of additional common shares that would have been outstanding if potential common shares had been issued if such additional common shares were dilutive. Since the Company had net losses for all the periods presented, basic and diluted loss per share are the same, and additional potential common shares have been excluded, as their effect would be anti-dilutive.

The calculation of loss per share and weighted-average shares of the Company’s common stock outstanding for the periods presented are as follows:

	Six months ended June 30
	2021	2020

Net loss	$(21,089,284)	$(235,441)
Less: discount accretion on preferred stock	(326,530)	—
Less: dividends accrued on preferred stock	(79,160)	—

Net loss available to common shareholders	$(21,494,974)	$(235,441)

Basic and diluted weighted-average shares outstanding	8,061,772	8,049,309

Basic and diluted net loss per share	$(2.67)	$(0.03)

The 4,061,141 shares issued at the time of the common control merger on November 1, 2020 have been treated as outstanding for all of 2020. The redeemable convertible preferred stock is a participating security, whereby if a dividend is declared to the holders of shares of common stock, the holders of preferred stock would participate to the same extent as if they had converted the preferred stock to common stock.

For the periods presented, the following securities were not required to be included in the computation of diluted shares outstanding:

	June 30, 2021	June 30, 2020

Stock options	360,000	15,000
Preferred stock	940,405	—
Warrant	636,867	—
Prepaid stock issuance	—	275,000
Total	1,937,272	290,000

Note 14 - Loss Per Share

The calculation of loss per share and weighted-average shares of the Company's common stock outstanding for the periods presented are as follows:

	2020	2019

Net loss	$(1,139,072)	$(306,153)
Less: dividends accrued on preferred stock	(3,507)	—
Less: discount accretion on preferred stock	(13,321)	—

Net loss available to common shareholders	$(1,155,900)	$(306,153)

Basic and diluted weighted-average shares outstanding	8,048,194	6,587,361

Basic and diluted net loss per share	$(0.14)	$(0.05)

The 4,061,141 shares issued at the time of the common control merger as described in Note 1 have been treated as outstanding for all of 2020 and 2019. The redeemable convertible preferred stock is a participating security, whereby if a dividend is declared to the holders of shares of common stock, the holders of preferred stock would participate to the same extent as if they had converted the preferred stock to common stock as described in Note 6.

For the periods presented, the following securities were not required to be included in the computation of diluted shares outstanding:

	2020	2019

Stock options	360,000	—
Preferred stock	921,941	—
Stock subscriptions	2,633	65,266
Convertible debt	—	941,250
Total	1,284,574	1,006,516